CONVERTIBLE NOTES PAYABLE	9 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6: CONVERTIBLE NOTES PAYABLE

On December 19, 2025, the Company executed a note payable agreement for $65,205 from which $16,905 in fees were deducted for net proceeds of $48,300. The note matures on October 15, 2026 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal. The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).

On February 13, 2026, the Company executed a note payable agreement for $150,000 from which $15,000 in fees were deducted for net proceeds of $135,000. The note matures on February 13, 2027 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal. The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 70% of the lowest closing price during the 15 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).

On February 17, 2026, the Company executed a note payable agreement for $238,050 from which $38,050 in fees were deducted for net proceeds of $200,000. The note matures on December 15, 2026 and carries an interest rate of 12% per annum. Interest on the note accrues and is paid at maturity along with principal. The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).

On July 30, 2026, the Company executed a note payable agreement for $200,000 from which $25,000 in fees were deducted for net proceeds of $175,000. The note matures on July 30, 2027 and carries an interest rate of 6% per annum. Interest on the note accrues and is paid at maturity along with principal. The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 60% of the lowest closing price during the 20 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).

During the nine months ended July 31, 2026, the Company repaid $1,147,658 in principal and $71,821 in accrued interest. Additionally, $152,812 in principal and $1,361 in accrued interest was converted to common stock. The Company had to pay $118,894 in prepayment penalties related to cash repayments on debt. During the nine months ended July 31, 2026, the Company recorded $492,661 as a loss on debt extinguishment as a result of the convertible note extinguishments.

The aggregate maturity on the convertible notes payable as of July 31, 2026, are as follows:

Due in less than one year	$522,222
Due after one year	–
522,222
Less unamortized discount	(319,292)
Carrying value	202,930
Less: current portion	(202,930)
Convertible notes payable, non-current portion	$–